Right-of-Use Assets and Operating Lease Liabilties - Schedule of Operating Lease Liabilities (Details) - Operating Lease [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Lease Liabilities [Line Items]
Current portion	$ 1,574,537	$ 1,239,066
Non-current portion	768,174	1,455,857
Operating lease liabilities	$ 2,342,711	$ 2,694,923